Goodwill, Net	12 Months Ended
May 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Net
11.	GOODWILL, NET

	As of May 31,
	2016	2017
	US$	US$
Costs:
Beginning balance	11,194	10,545
Acquisition of Ainuoshida	—	5,516
Exchange differences	(649)	(296)

Ending balance	10,545	15,765

Accumulated goodwill impairment loss:
Beginning balance	—	—

Impairment of Tongwen	—	(1,682)
Ending balance	—	(1,682)

Goodwill, net	10,545	14,083

The Company’s goodwill reflects the excess of the consideration paid or transferred including the fair value of contingent consideration over the fair values of the identifiable net assets acquired. The goodwill impairment test is performed by evaluating an initial qualitative assessment of the likelihood of impairment. If this step indicates that the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the impairment test is performed.

The Company acquired Tongwen Gaokao and Tongwen High school (collectively “Tongwen”) in September 2008. During the year ended May 31, 2017, the Group performed its goodwill impairment testing and determined there was an impairment. As a result, the entire balance of goodwill associated with Tongwen and amounting to US$1,682 was written off.